Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable
Schedule of allowance for doubtful accounts

Balance, January 1, 2010	$—
Provision for doubtful accounts	—
Balance December 31, 2010	—
Provision for doubtful accounts	8,000
Balance December 31, 2011	$8,000